Investment in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2019
Equity Method Investments And Joint Ventures [Abstract]
Investment In Joint Ventures And Associates
13.	INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

(1)	Investments in joint ventures and associates accounted for using the equity method of accounting are as follows:

		Percentage of ownership (%)		Location	Financial statements as of
Joint ventures and associates	Main business	December 31, 2018	December 31, 2019
Woori Bank:
Woori Service Networks Co., Ltd.(*1)	Freight & staffing services	4.9	4.9	Korea	November 30, 2019(*5)
Korea Credit Bureau Co., Ltd.(*2)	Credit information	9.9	9.9	Korea	December 31, 2019
Korea Finance Security Co., Ltd.(*1)	Security service	15.0	15.0	Korea	November 30, 2019(*5)
Saman Corporation(*2)	General construction Technology service	9.2	9.2	Korea	September 30, 2019(*5)
Wongwang Co., Ltd.(*4)	Wholesale and real estate	29.0	29.0	Korea	—
Sejin Construction Co., Ltd.(*4)	Construction	29.6	29.6	Korea	—
ARES-TECH Co., Ltd.(*4)	Electronic component manufacturing	23.4	23.4	Korea	—
Reading Doctors Co., Ltd.(*4)	Other services	35.4	35.4	Korea	—
Cultizm Korea LTD Co., Ltd.(*4)	Wholesale and retail sales	31.3	31.3	Korea	—
NK Eng Co., Ltd.(*4)	Manufacturing	23.1	23.1	Korea	—
Woori Growth Partnerships New Technology Private Equity Fund	Other financial services	23.1	23.1	Korea	December 31, 2019
2016KIF-IMM Woori Bank Technology Venture Fund	Other financial services	20.0	20.0	Korea	December 31, 2019
K BANK Co., Ltd.(*2)	Finance	14.1	14.5	Korea	November 30, 2019(*5)
Smart Private Equity Fund No.2	Other financial services	20.0	20.0	Korea	December 31, 2019
Woori Bank-Company K Korea Movie Asset Fund	Other financial services	25.0	25.0	Korea	December 31, 2019
Well to Sea No. 3 Private Equity Fund(*7)	Finance	50.0	50.0	Korea	September 30, 2019(*5)
Partner One Value Up I Private Equity Fund	Other financial services	23.3	23.3	Korea	December 31, 2019
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	Other financial services	20.0	20.0	Korea	December 31, 2019
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	Other financial services	25.0	25.0	Korea	December 31, 2019
LOTTE CARD Co., Ltd.(*8)	Credit card and installment financing	—	20.0	Korea	September 30, 2019(*5)
Japanese Hotel Real Estate Private Equity Fund 2(*8)	Other financial services	—	19.9	Korea	October 31, 2019(*5)
Woori Investment Bank Co., Ltd.:
Nomura-Rifa Private Real Estate Investment Trust No.17(*6)	Other financial services	19.4	—	Korea	—
Woori Private Equity Asset Management Co., Ltd.:
Uri Hanhwa Eureka Private Equity Fund	Other financial services	0.8	0.8	Korea	December 31, 2019
Japanese Hotel Real Estate Private Equity Fund 1:
Godo Kaisha Oceanos 1(*8)	Other financial services	—	47.8	Japan	October 31, 2019(*5)
Woori bank and Woori card Co., Ltd.:
Dongwoo C & C Co., Ltd.(*4)	Construction	24.5	24.5	Korea	—
SJCO Co., Ltd.(*4)	Aggregate transportation and wholesale	26.5	28.7	Korea	—
G2 Collection Co., Ltd.(*4)	Wholesale and retail sales	28.9	29.2	Korea	—
The Base Enterprise Co., Ltd.(*4)	Manufacturing	48.4	48.4	Korea	—
Kyesan Engineering Co., Ltd.(*4)	Construction	23.3	23.3	Korea	—
Good Software Lap Co., Ltd.(*4)	Service	29.4	29.4	Korea	—
QTS Shipping Co., Ltd.(*4)	Complex transportation brokerage	49.4	49.8	Korea	—
DAEA SNC Co., Ltd.(*4)	Wholesale and retail sales	24.0	25.5	Korea	—
Force TEC Co., Ltd.(*4)	Manufacturing	25.8	25.8	Korea	—
Sinseong Trading Co., Ltd.(*4)	Manufacturing	27.2	27.9	Korea	—
PREXCO Co., Ltd.(*4)	Manufacturing	28.1	28.1	Korea	—
Jiwon Plating Co., Ltd.(*4)	Plating	20.8	20.8	Korea	—
Gil Co.,Ltd.(*6)	Manufacturing	26.1	—	Korea	—
Youngdong Sea Food Co., Ltd.(*4)	Processed sea food manufacturing	24.0	24.5	Korea	—
Woori Bank , Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.:
Woori-Shinyoung Growth-Cap Private Equity Fund I(*8)	Other financial services	—	31.9	Korea	December 31, 2019
Woori Bank and Woori Investment Bank Co., Ltd.:
Chin Hung International Inc.(*3)	Construction	25.3	25.3	Korea	November 30, 2019(*5)
PCC-Woori LP Secondary Fund(*8)	Other financial services	—	38.8	Korea	December 31, 2019
Woori Bank and Woori Private Equity Asset Management Co., Ltd.:
Woori-Q Corporate Restructuring Private Equity Fund(*8)	Trust and collective investment	—	38.4	Korea	December 31, 2019

(*1)	Most of the significant business transactions of associates are with the Group as of December 31, 2018 and 2019.
(*2)	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
(*3)

Equity securities that have published market price among investment assets of associates are common shares of Chin Hung International Inc. Quoted market prices of Chin Hung International Inc. are 2,065 Won and 2,310 Won as of December 31, 2018 and 2019, respectively.

(*4)	There is no investment balance as of December 31, 2018 and 2019.
(*5)

The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.

(*6)	The entity was excluded from the associate as the Group sold its entire stake during the year ended December 31, 2019.
(*7)

The Group has signed a contract that the Group (or the third party designated by the Group) has the priority to purchase the underlying assets (Aju Capital Co. Ltd.) when it is disposed by Well to Sea No. 3 Private Equity Fund.

(*8)	Due to capital contribution by the Group for the year ended December 31, 2019, the entities have been included in the investment in associates.
(2)	Changes in the carrying value of investments in joint ventures and associates accounted for using the equity method of accounting are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2017
	Acquisition cost	January 1, 2017	Share of profits (losses)	Acquisition(*)	Disposal and others	Dividends	Change in capital	Impairment	Others(*)	December 31, 2017
Woori Blackstone Korea Opportunity No.1 Private Equity Fund	—	15,289	(4,617)	—	(7,369)	(3,303)	—	—	—	—
Kumho Tire Co., Inc.	175,652	200,332	(102)	—	—	—	1,545	(102,842)	—	98,933
Woori Service Networks Co., Ltd.	108	145	21	—	—	(8)	—	—	—	158
Korea Credit Bureau Co., Ltd.	3,313	5,592	371	—	—	(147)	—	—	—	5,816
Korea Finance Security Co., Ltd.	3,266	3,376	197	—	—	(54)	—	—	—	3,519
Chin Hung International Inc.	89,725	43,032	(14,375)	41,053	—	—	1,535	—	(26,144)	45,101
Poonglim Industrial Co., Ltd.	13,916	—	(6,733)	—	—	—	—	—	6,733	—
STX Engine Co., Ltd.	92,038	43,036	(1,010)	—	(46,217)	—	4,191	—	—	—
Samho Co., Ltd.	7,492	19,729	2,021	—	(16,354)	—	(73)	(5,323)	—	—
STX Corporation	42,215	—	(29,788)	8,546	—	—	417	—	27,772	6,947
Saman Corporation	8,521	8,699	(733)	—	—	—	26	(6,738)	—	1,254
Woori Growth Partnerships New Technology Private Equity Fund	13,602	13,118	(582)	15,729	(498)	—	(156)	—	—	27,611
2016KIF-IMM Woori Bank Technology Venture Fund	1,800	1,800	—	5,040	—	—	—	—	—	6,840
K BANK Co., Ltd.	32,500	30,442	(11,381)	12,892	—	—	(245)	—	27	31,735
Smart Private Equity Fund No.2	3,000	—	(68)	3,000	—	—	—	—	—	2,932
Woori Bank-Company K Korea Movie Asset Fund	1,500	—	(43)	3,000	—	—	—	—	—	2,957
Well to Sea No.3 Private Equity Fund	102,500	—	80,894	102,500	(508)	—	(577)	—	—	182,309
Woori Renaissance Holdings	—	54,422	(622)	—	—	(57,109)	—	—	3,309	—
Nomura-Rifa Private Real Estate Investment Trust No.17	1,000	—	(61)	1,000	—	—	—	—	—	939

	592,148	439,012	13,389	192,760	(70,946)	(60,621)	6,663	(114,903)	11,697	417,051

(*)	Changes in investments in joint ventures and associates due to debt-equity swap is 51,227 million Won.

	For the year ended December 31, 2018
	Acquisition cost	January 1, 2018	Share of profits (losses)	Acquisition	Disposal and others(*)	Dividends	Change in capital	Impairment	Others	December 31, 2018
Kumho Tire Co., Inc.	175,652	98,933	(10,451)	—	(83,286)	—	(5,196)	—	—	—
Woori Service Networks Co., Ltd.	108	158	1	—	—	(2)	—	—	—	157
Korea Credit Bureau Co., Ltd.	3,313	5,816	1,087	—	—	(113)	—	—	—	6,790
Korea Finance Security Co., Ltd.	3,267	3,519	(10)	—	—	(54)	1	—	—	3,456
Chin Hung International Inc.	130,779	45,101	1,206	—	—	—	(1,725)	—	159	44,741
Poonglim Industrial Co., Ltd.	13,916	—	—	—	—	—	—	—	—	—
STX Corporation	50,760	6,947	(816)	—	(5,865)	—	(266)	—	—	—
Saman Corporation	8,521	1,254	(98)	—	—	—	35	(177)	—	1,014
Woori Growth Partnerships New Technology Private Equity Fund	25,847	27,611	950	360	(3,346)	(484)	—	—	—	25,091
2016KIF-IMM Woori Bank Technology Venture Fund	15,000	6,840	—	8,160	—	—	300	—	—	15,300
K BANK Co., Ltd.	67,343	31,735	(10,705)	21,951	—	—	144	—	584	43,709
Smart Private Equity Fund No.2	3,000	2,932	(42)	—	—	—	—	—	—	2,890
Woori Bank-Company K Korea Movie Asset Fund	3,000	2,957	(257)	—	—	—	—	—	—	2,700
Well to Sea No.3 Private Equity Fund	101,992	182,309	22,546	—	(508)	(517)	(6,437)	—	—	197,393
Partner One Value Up Ist Private Equity Fund	10,000	—	(52)	10,000	—	—	—	—	—	9,948
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	4,426	—	—	4,426	—	—	—	—	—	4,426
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	3,025	—	—	3,025	—	—	—	—	—	3,025
Nomura-Rifa Private Real Estate Investment Trust No.17	1,000	939	(152)	—	—	—	—	—	—	787
Uri Hanhwa Eureka Private Equity Fund	350	—	(11)	350	—	—	—	—	—	339

	621,299	417,051	3,196	48,272	(93,005)	(1,170)	(13,144)	(177)	743	361,766

(*)	The amount transferred from the investments in joint ventures and associates to financial assets at FVTOCI is 83,286 million Won.

	For the year ended December 31, 2019
	Acquisition cost	January 1, 2019	Share of profits (losses)	Acquisition	Disposal and others	Dividends	Change in capital	December 31, 2019
Woori Service Networks Co., Ltd.	108	157	31	—	—	(2)	—	186
Korea Credit Bureau Co., Ltd.	3,313	6,790	190	—	—	(135)	—	6,845
Korea Finance Security Co., Ltd.	3,267	3,456	(169)	—	—	—	—	3,287
Chin Hung International Inc.	130,779	44,741	6,426	—	—	—	9	51,176
Saman Corporation	8,521	1,014	(198)	—	—	—	33	849
Woori Growth Partnerships New Technology Private Equity Fund	18,666	25,091	1,466	309	(7,490)	(164)	—	19,212
2016KIF-IMM Woori Bank Technology Venture Fund	12,385	15,300	1,193	—	(2,615)	—	1,263	15,141
K BANK Co., Ltd.	73,150	43,709	(18,233)	5,807	—	—	(29)	31,254
Smart Private Equity Fund No.2	2,915	2,890	(41)	—	(85)	—	—	2,764
Woori Bank-Company K Korea Movie Asset Fund	3,000	2,700	623	—	—	—	—	3,323
Well to Sea No.3 Private Equity Fund	101,483	197,393	30,343	—	—	(18,836)	123	209,023
Partner One Value Up I Private Equity Fund	10,000	9,948	(40)	—	—	—	—	9,908
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	4,576	4,426	—	150	—	—	—	4,576
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,375	3,025	—	1,350	—	—	—	4,375
Woori-Shinyoung Growth-Cap Private Equity Fund I	12,665	—	(824)	12,665	—	—	—	11,841
LOTTE CARD Co.,Ltd	346,000	—	63,444	346,000	—	—	—	409,444
Woori-Q Corporate Restructuring Private Equity Fund	6,129	—	(83)	6,129	—	—	—	6,046
PCC-Woori LP Secondary Fund	2,525	—	—	2,525	—	—	—	2,525
Nomura-Rifa Private Real Estate Investment Trust No.17	1,000	787	(136)	—	(651)	—	—	—
Uri Hanhwa Eureka Private Equity Fund	350	339	3	—	—	—	—	342
Godo Kaisha Oceanos 1	10,870	—	2	10,870	(15)	(105)	200	10,952
Japanese Hotel Real Estate Private Equity Fund 2	3,291	—	—	3,291	—	—	—	3,291

	759,368	361,766	83,997	389,096	(10,856)	(19,242)	1,599	806,360

(3)	Summary financial information relating to investments in joint ventures and associates accounted for using the equity method of accounting is as follows (Unit: Korean Won in millions):

	December 31, 2018
	Assets	Liabilities	Operating revenue	Net income (loss)
Woori Service Networks Co., Ltd.	5,066	1,886	15,803	819
Korea Credit Bureau Co., Ltd.	88,797	22,788	78,018	9,901
Korea Finance Security Co., Ltd.	35,155	12,114	60,706	17
Chin Hung International Inc.	412,205	332,268	606,192	6,402
Saman Corporation	97,720	69,915	75,825	(869)
Woori Growth Partnerships New Technology Private Equity Fund	109,167	440	5,943	4,117
2016KIF-IMM Woori Bank Technology Venture Fund	73,231	12	16	(1,510)
K BANK Co., Ltd.	2,024,856	1,807,502	60,039	(69,256)
Smart Private Equity Fund No.2	14,502	51	1	(209)
Woori Bank-Company K Korea Movie Asset Fund	10,805	5	1,663	(299)
Well to Sea No.3 Private Equity Fund	5,968,591	5,395,307	429,742	39,711
Partner One Value Up Ist Private Equity Fund	42,776	—	326	(224)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	21,200	757	390	(1,268)
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	12,014	105	3	(191)
Nomura-Rifa Private Real Estate Investment Trust No.17	20,197	16,178	10	(228)
Uri Hanhwa Eureka Private Equity Fund	42,332	181	1	(1,349)

	December 31, 2019
	Assets	Liabilities	Operating revenue	Net income (loss)
Woori Service Networks Co., Ltd.	5,742	1,969	17,572	1,322
Korea Credit Bureau Co., Ltd.	96,855	30,289	91,200	1,480
Korea Finance Security Co., Ltd.	32,574	10,660	61,939	(1,265)
Chin Hung International Inc.	335,147	229,764	499,152	26,617
Saman Corporation	92,206	66,184	91,088	(485)
Woori Growth Partnerships New Technology Private Equity Fund	83,583	330	7,866	6,355
2016KIF-IMM Woori Bank Technology Venture Fund	72,768	343	8,939	7,462
K BANK Co., Ltd.	2,679,968	2,464,168	84,928	(89,779)
Smart Private Equity Fund No.2	13,872	51	2	(204)
Woori Bank-Company K Korea Movie Asset Fund	13,294	2	4,532	2,492
Well to Sea No.3 Private Equity Fund	7,073,363	6,470,540	524,319	48,357
Partner One Value Up I Private Equity Fund	42,602	—	457	(175)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	21,208	691	766	(676)
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	16,939	124	10	(494)
Woori-Shinyoung Growth-Cap Private Equity Fund I	37,642	620	2	(2,679)
LOTTE CARD Co.,Ltd(*)	12,936,977	10,659,889	1,366,512	42,538
Woori-Q Corporate Restructuring Private Equity Fund	15,975	823	—	(823)
PCC-Woori LP Secondary Fund	6,498	—	—	(2)
Uri Hanhwa Eureka Private Equity Fund	41,950	236	41	(436)
Godo Kaisha Oceanos 1	70,869	47,960	778	119
Japanese Hotel Real Estate Private Equity Fund 2	16,561	6	—	(600)

(*)	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group.
(4)	The entities that the Group has not applied equity method of accounting although the Group’s ownership interest is more than 20% as of December 31, 2018 and 2019, are as follows:

	December 31, 2018
Associate(*)	Number of shares owned	Ownership (%)
Orient Shipyard Co., Ltd.	464,812	21.4
Saenuel Co., Ltd.	3,531	37.4
E Mirae Tech Co., Ltd.	7,696	41.0
Jehin Trading Co., Ltd.	81,610	27.3
The Season Company Co., Ltd.	18,187	30.1
Yuil PESC Co., Ltd.	8,642	24.0
CL Tech Co., Ltd.	13,759	38.6

	December 31, 2019
Associate(*)	Number of shares owned	Ownership (%)
Orient Shipyard Co., Ltd.	464,812	21.4
Saenuel Co., Ltd.	3,531	37.4
E Mirae Tech Co., Ltd.	7,837	41.8
Jehin Trading Co., Ltd.	83,056	27.7
The Season Company Co., Ltd.	18,283	30.3
Yuil PESC Co., Ltd.	8,642	24.0
CL Tech Co., Ltd.	13,759	38.6

(*)

Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.

(5)

As of December 31, 2017, 2018 and 2019, the reconciliations from the net assets of the associates to the book value of the shares of the investment in joint ventures and associates are as follows (Unit: Korean Won in millions except for ownership):

	December 31, 2017
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Kumho Tire Co., Inc.(*)	1,065,421	14.2	150,767	48,459	(102,843)	2,550	98,933
Woori Service Networks Co., Ltd.	3,202	4.9	158	—	—	—	158
Korea Credit Bureau Co., Ltd.	56,181	9.9	5,568	248	—	—	5,816
Korea Finance Security Co., Ltd.	23,454	15.0	3,519	—	—	—	3,519
Chin Hung International Inc.(*)	81,686	25.3	20,671	24,565	—	(135)	45,101
Poonglim Industrial Co., Ltd.(*)	(168,154)	29.4	(49,446)	54,542	(20,504)	15,408	—
STX Corporation	51,890	19.7	10,232	24,614	(27,904)	5	6,947
Saman Corporation	28,506	9.2	2,619	5,373	(6,738)	—	1,254
Woori Growth Partnerships New Technology Private Equity Fund	119,648	23.1	27,611	—	—	—	27,611
2016KIF-IMM Woori Bank Technology Venture Fund	32,435	20.0	6,487	—	—	353	6,840
K BANK Co., Ltd.	243,149	13.0	31,535	—	—	200	31,735
Smart Private Equity Fund No.2	14,660	20.0	2,932	—	—	—	2,932
Woori Bank-Company K Korea Movie Asset Fund	11,828	25.0	2,957	—	—	—	2,957
Well to Sea No.3 Private Equity Fund(*)	364,909	50.0	182,366	—	—	(57)	182,309
Nomura-Rifa Private Real Estate Investment Trust No.17	3,758	25.0	939	—	—	—	939

(*)	The net asset amount is after reflecting debt-equity swap and others.

	December 31, 2018
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Woori Service Networks Co., Ltd.	3,180	4.9	157	—	—	—	157
Korea Credit Bureau Co., Ltd.	66,009	9.9	6,544	246	—	—	6,790
Korea Finance Security Co., Ltd.	23,041	15.0	3,456	—	—	—	3,456
Chin Hung International Inc.(*)	79,793	25.3	20,192	24,565	—	(16)	44,741
Saman Corporation	27,805	9.2	2,556	5,373	(6,915)	—	1,014
Woori Growth Partnerships New Technology Private Equity Fund	108,727	23.1	25,091	—	—	—	25,091
2016KIF-IMM Woori Bank Technology Venture Fund	73,219	20.0	14,644	—	—	656	15,300
K BANK Co., Ltd.(*)	290,597	14.1	40,984	2,725	—	—	43,709
Smart Private Equity Fund No.2	14,451	20.0	2,890	—	—	—	2,890
Woori Bank-Company K Korea Movie Asset Fund	10,800	25.0	2,700	—	—	—	2,700
Well to Sea No.3 Private Equity Fund(*)	396,248	50.0	198,027	—	—	(634)	197,393
Partner One Value Up Ist Private Equity Fund	42,776	23.3	9,948	—	—	—	9,948
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	20,443	20.0	4,089	—	—	337	4,426
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	11,909	25.0	2,977	—	—	48	3,025
Nomura-Rifa Private Real Estate Investment Trust No.17	4,019	19.4	780	—	—	7	787
Uri Hanhwa Eureka Private Equity Fund	42,151	0.8	339	—	—	—	339

(*)	The net asset equity amount is after the debt-for-equity swap.

	December 31, 2019
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Woori Service Networks Co., Ltd.	3,773	4.9	186	—	—	—	186
Korea Credit Bureau Co., Ltd.	66,566	9.9	6,597	246	—	2	6,845
Korea Finance Security Co., Ltd.	21,914	15.0	3,287	—	—	—	3,287
Chin Hung International Inc.(*1)	105,383	25.3	26,646	24,565	—	(35)	51,176
Saman Corporation	26,022	9.2	2,391	5,373	(6,915)	—	849
Woori Growth Partnerships New Technology Private Equity Fund	83,253	23.1	19,215	—	—	(3)	19,212
2016KIF-IMM Woori Bank Technology Venture Fund	72,425	20.0	14,485	—	—	656	15,141
K BANK Co., Ltd.(*1) (*2)	215,800	14.5	31,248	3,634	(3,634)	6	31,254
Smart Private Equity Fund No.2	13,821	20.0	2,764	—	—	—	2,764
Woori Bank-Company K Korea Movie Asset Fund	13,292	25.0	3,323	—	—	—	3,323
Well to Sea No.3 Private Equity Fund(*1)	418,250	50.0	209,041	—	—	(18)	209,023
Partner One Value Up Ist Private Equity Fund	42,602	23.3	9,909	—	—	(1)	9,908
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	20,517	20.0	4,103	—	—	473	4,576
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	16,815	25.0	4,204	—	—	171	4,375
Woori-Shinyoung Growth-Cap Private Equity Fund I	37,022	31.9	11,841	—	—	—	11,841
LOTTE CARD Co., Ltd(*1)	2,047,220	20.0	409,444	—	—	—	409,444
Woori-Q Corporate Restructuring Private Equity Fund	15,152	38.4	5,813	—	—	233	6,046
PCC-Woori LP Secondary Fund	6,498	38.8	2,524	—	—	1	2,525
Uri Hanhwa Eureka Private Equity Fund	41,714	0.8	342	—	—	—	342
Godo Kaisha Oceanos 1	22,909	47.8	10,952	—	—	—	10,952
Japanese Hotel Real Estate Private Equity Fund 2	16,555	19.9	3,291	—	—	—	3,291

(*1)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.
(*2)	As a result of conducting an impairment test on the investment stocks of the related companies, the recoverable value was less than the carrying amount and thus the impairment loss was recognized.